Victory Portfolios III

Victory Capital Growth Fund

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated September 1, 2024, as Supplemented

Effective immediately, Sophus Capital (“Sophus”) will no longer manage a portion of the Fund. Therefore, all references to Sophus in the Summary Prospectus and Prospectus are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.